Organization and Principal Activities - Schedule of Financial Information of the Consolidated VIE and its Subsidiaries (Details) - VIE [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents		¥ 85,216	$ 12,186	¥ 196,421
Accounts receivable, net		44,344	6,341	195,202
Prepaid expenses and other current assets		6,192	885	7,359
Due from a related party		100	14
Amounts due from inter-companies	[1]	23,819	3,406	181,317
Total current assets		159,671	22,832	580,299
Non-current assets
Property and equipment, net		1,129	161	1,157
Intangible assets, net				405,084
Goodwill				172,781
Deferred tax assets		31,562	4,513	6,716
Long term deposits and other assets		635	91	686
Long term investments		256,158	36,630	241,227
Right of use assets-operating lease		14,695	2,101	4,845
Total non-current assets		304,179	43,496	832,496
TOTAL ASSETS		463,850	66,328	1,412,795
Current liabilities
Accounts payable		19,429	2,776	34,300
Deferred revenue		44,854	6,414	61,891
Accrued salary and employee benefits		11,237	1,607	15,345
Income tax payable		10,899	1,559	11,285
Lease liability-operating lease -current		3,641	521	4,098
Accrued expenses and other current liabilities		18,058	2,582	14,621
Amounts due to inter-companies	[1]	192,623	27,545	417,184
Total current liabilities		300,741	43,004	558,724
Non-current liabilities
Deferred tax liabilities				58,400
Lease liabilities-operating lease -non-current		10,399	1,487	700
Total non-current liabilities		10,399	1,487	59,100
TOTAL LIABILITIES		¥ 311,140	$ 44,491	¥ 617,824

[1]	Amount due from/to inter-companies consist of intercompany receivables/payables to other entities within the Group.